Long-Term Debt (Details)	1 Months Ended	3 Months Ended		5 Months Ended	9 Months Ended	12 Months Ended
	May. 31, 2014	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	May. 24, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Oct. 31, 2014 USD ($)
Debt and Available Credit Facility
Long-term debt		$ 4,726,000,000				$ 4,598,000,000	$ 4,039,000,000
Deferred financing costs		85,000,000				90,000,000	111,000,000
Amortization of deferred financing costs		5,000,000	$ 5,000,000		$ 12,000,000	21,000,000	21,000,000
Loss on extinguishment of debt					14,000,000		9,000,000
Further description of credit facility including remaining capacity under the facility
Repayment of term loan		236,000,000	$ 570,000,000		$ 1,139,000,000	$ 1,898,000,000	2,190,000,000
Predecessor
Debt and Available Credit Facility
Amortization of deferred financing costs				$ 7,000,000
Further description of credit facility including remaining capacity under the facility
Repayment of term loan				$ 1,065,000,000
Minimum
Restrictive Provisions/Covenants
Debt to EBITDAX multiple						1.00
Maximum
Restrictive Provisions/Covenants
Debt to EBITDAX multiple						4.50
$2.75 billion RBL credit facility redetermination - due May 24, 2017
Debt and Available Credit Facility
Borrowing capacity						$ 2,750,000,000		$ 2,750,000,000
Face amount of debt instrument						2,750,000,000
Long-term debt						852,000,000	295,000,000
Aggregate amount of borrowings						852,000,000
Letters of credit outstanding						83,000,000
Remaining capacity						$ 1,800,000,000
Further description of credit facility including remaining capacity under the facility
Commitment fees (as a percent)						0.375%
$2.75 billion RBL credit facility redetermination - due May 24, 2017 | Minimum | LIBOR
Debt and Available Credit Facility
Reference rate for variable interest rate						LIBOR
Specified margin on reference rate (as a percent)						1.50%
$2.75 billion RBL credit facility redetermination - due May 24, 2017 | Minimum | Alternate base rate
Debt and Available Credit Facility
Reference rate for variable interest rate						ABR
Specified margin on reference rate (as a percent)						0.50%
$2.75 billion RBL credit facility redetermination - due May 24, 2017 | Maximum | LIBOR
Debt and Available Credit Facility
Reference rate for variable interest rate						LIBOR
Specified margin on reference rate (as a percent)						2.50%
$2.75 billion RBL credit facility redetermination - due May 24, 2017 | Maximum | Alternate base rate
Debt and Available Credit Facility
Reference rate for variable interest rate						ABR
Specified margin on reference rate (as a percent)						1.50%
$750 million senior secured term loan - due May 24, 2018
Debt and Available Credit Facility
Face amount of debt instrument		750,000,000				$ 750,000,000
Long-term debt		$ 496,000,000				$ 496,000,000	$ 495,000,000
Effective interest rate (as a percent)		3.50%				3.50%	3.50%
Debt instrument issuance as a percentage of the par value		99.00%				99.00%
Further description of credit facility including remaining capacity under the facility
Repayment of term loan							$ 250,000,000
$750 million senior secured term loan - due May 24, 2018 | LIBOR
Debt and Available Credit Facility
Reference rate for variable interest rate	LIBOR	LIBOR				LIBOR
Specified margin on reference rate (as a percent)		2.75%				2.75%
$750 million senior secured term loan - due May 24, 2018 | Minimum | LIBOR
Debt and Available Credit Facility
Reference rate for variable interest rate	LIBOR	LIBOR				LIBOR
Reference rate floor for variable interest rate (as a percent)		0.75%				0.75%
$400 million senior secured term loan - due April 30, 2019
Debt and Available Credit Facility
Face amount of debt instrument		$ 400,000,000				$ 400,000,000
Long-term debt		$ 150,000,000				$ 150,000,000	$ 149,000,000
Effective interest rate (as a percent)						4.50%	4.50%
Further description of credit facility including remaining capacity under the facility
Repayment of term loan							$ 250,000,000
$400 million senior secured term loan - due April 30, 2019 | LIBOR
Debt and Available Credit Facility
Reference rate for variable interest rate		LIBOR				LIBOR
Specified margin on reference rate (as a percent)		3.50%				3.50%
Effective interest rate (as a percent)		4.50%				4.50%
$400 million senior secured term loan - due April 30, 2019 | Minimum | LIBOR
Debt and Available Credit Facility
Reference rate for variable interest rate		LIBOR				LIBOR
Reference rate floor for variable interest rate (as a percent)		1.00%				1.00%
$750 million senior secured notes - due May 1, 2019
Debt and Available Credit Facility
Face amount of debt instrument		$ 750,000,000				$ 750,000,000
Interest rate (as a percent)		6.875%				6.875%
Long-term debt		$ 750,000,000				$ 750,000,000	750,000,000
$2.0 billion senior unsecured notes - due May 1, 2020
Debt and Available Credit Facility
Face amount of debt instrument		$ 2,000,000,000				$ 2,000,000,000
Interest rate (as a percent)		9.375%				9.375%
Long-term debt		$ 2,000,000,000				$ 2,000,000,000	2,000,000,000
$350 million senior unsecured notes - due September 1, 2022
Debt and Available Credit Facility
Face amount of debt instrument		$ 350,000,000				$ 350,000,000
Interest rate (as a percent)		7.75%				7.75%
Long-term debt		$ 350,000,000				$ 350,000,000	$ 350,000,000
$2.5 billion RBL credit facility - due May 24, 2017
Debt and Available Credit Facility
Face amount of debt instrument		2,750,000,000				2,750,000,000
Long-term debt		980,000,000				$ 852,000,000
Aggregate amount of borrowings		980,000,000
Letters of credit outstanding		82,000,000
Remaining capacity		$ 1,700,000,000
Further description of credit facility including remaining capacity under the facility
Commitment fees (as a percent)						0.375%
$2.5 billion RBL credit facility - due May 24, 2017 | LIBOR
Debt and Available Credit Facility
Interest rate (as a percent)						1.75%
Letter of credit
Debt and Available Credit Facility
Interest rate (as a percent)						1.75%